Business Combination and Reverse Recapitalization - Troubled Debt Restructuring (Details) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended
	Jan. 02, 2025	Mar. 31, 2025
Business Combination and Reverse Recapitalization
Total carrying amount of principal and accrued interest extinguishment	$ 104.2
Value of shares issued to creditors	$ 20.5
Share price	$ 2.23
Aggregate gain on troubled debt restructuring		$ 83.7
Gain was recognized on extinguishment of liabilities		29.3
Gain was recognized as an adjustment to additional paid in capital, Extinguishment of liabilities		$ 54.5
Gain on restructuring of liabilities (in dollars per share)		$ 1.26